Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, PA 19103 Telephone 215.564.8000 Fax 215.564.8120 www.stradley.com

October 23, 2017

VIA EDGAR TRANSMISSION

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE: Ivy Funds – Form N-14

File Nos.: 811-06569 and 033-45961

Dear Sir or Madam:

In connection with the registration by Ivy Funds (the “Registrant”), an investment company registered under the Investment Company Act of 1940, as amended, of an indefinite number of its securities under the Securities Act of 1933, as amended (“1933 Act”), we are transmitting herewith the Registrant’s registration statement on Form N-14 (“Registration Statement”). This Registration Statement is being filed to register Class A, Class B, Class C, Class E, Class I, Class N, Class R and Class Y shares of the Ivy Global Equity Income Fund (“Global Equity Income Fund”) that will be issued to shareholders of the Ivy Dividend Opportunities Fund (the “Dividend Opportunities Fund”), each a series of the Registrant, in connection with a transfer of substantially all of the assets of the Dividend Opportunities Fund to the Global Equity Income Fund, pursuant to an Agreement and Plan of Reorganization included in the Registration Statement that will be voted on by shareholders of the Dividend Opportunities Fund at a meeting of shareholders.

Pursuant to Rule 488 under the 1933 Act, the Registrant hereby proposes that the Registration Statement become effective on November 23, 2017. The Registrant has previously registered an indefinite number of its shares under the 1933 Act pursuant to an election under Rule 24f-2. No filing fee is, therefore, due at this time.

If you have any questions or comments regarding this filing, please telephone me at (215) 564-8104, or in my absence, please contact Jana Cresswell at (215) 564-8040.

Very truly yours,

/s/ Amy G. Smith
Amy G. Smith, Esq.